2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Tax Year Three [Member]
Derivative liability balance at March 31, 2017			$ 3,455,000	$ 218,000	$ 218,000
Additions to derivative liability for new debt			1,724,000		2,213,000
Reclass to equity upon conversion			(1,740,500)		(236,000)
Derecognition of notes redeemed for cash			0		(340,000)
Change in fair value	$ (1,096,000)	$ (58,000)	(1,328,000)	$ (93,000)	1,600,000	$ (11,000)
Balance at March 31, 2018	$ 2,110,500		$ 2,110,500		$ 3,455,000	$ 218,000